Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Inventories
Finished goods	€ 1,406,390	€ 1,310,995
Health care supplies	477,963	553,821
Raw materials and purchased components	318,815	306,994
Work in process	132,272	124,404
Inventories	€ 2,335,440	€ 2,296,214